Convertible Debentures - Schedule of Convertible Debentures (Details) - DevvStream Corp [Member] - Envviron SAS [Member] - Related Party [Member] - USD ($)	9 Months Ended	12 Months Ended
	Apr. 30, 2026	Jul. 31, 2025	Jul. 31, 2024
Schedule of Convertible Debentures [Line Items]
Balance	$ 13,089,512	$ 881,544
Balance	5,049,295	13,089,512	881,544
Issuance	250,000	13,686,133	920,000
Fair value of embedded derivative		(138,250)	(73,550)
Issuance discount		(800,000)
Transaction costs		(85,000)	(36,484)
Repayment	(2,191,635)	(448,151)
Accretion	664,262	346,424	52,552
Interest	751,261	305,591	$ 19,026
Conversion	(3,272,313)
Accrued interest transferred to accrued liabilities		(21,129)
Extinguishment	$ (4,241,792)	(3,982,650)
Assumed on RTO		$ 3,345,000